Lease liability - Schedule of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	$ 3,412	$ 2,899
Lease Liability, Non-current	18,728	20,995
Lease Liability, Total	22,140	23,894
Property
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	3,316	2,805
Lease Liability, Non-current	18,572	20,847
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	18	28
Lease Liability, Non-current	69	2
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	78	66
Lease Liability, Non-current	$ 87	$ 146